Jun. 30, 2022
MFS Prudent Investor Fund
MFS® Prudent Investor Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 8, 2022.
MFS® Prudent Investor Fund

Effective February 7, 2023, the investment objective of the fund as referenced above the “Table of contents” and “Ticker Symbol” table on the cover page and under the sub-sections entitled “Investment Objective” under the main heading entitled “Summary of Key Information” and under the main heading entitled “Investment Objective, Strategies, and Risks” is restated as follows:

The fund’s investment objective is to seek capital appreciation.

Effective February 7, 2023, the first paragraph, second paragraph, and table under the sub-sections entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and under the main heading entitled “Investment Objective, Strategies, and Risks” are restated in their entirety as follows:

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets across different asset classes, including an allocation to equity securities and an allocation to debt instruments and/or cash and cash equivalents. MFS allocates the fund’s assets across these asset classes based on its assessment of individual securities and the risk/return potential of the asset classes. In managing the fund, MFS seeks to reduce the volatility of the fund’s returns relative to the global equity markets, as represented by the MSCI World Index, over a full market cycle.

MFS expects the fund’s exposure to the following asset classes to normally fall within the following ranges:

Asset Classes	Range
Equity Securities	50% - 90%
Debt Instruments, Cash, and/or Cash Equivalents	10% - 50%

Effective February 7, 2023, the seventh paragraph under the sub-sections entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and under the main heading entitled “Investment Objective, Strategies, and Risks” is restated in its entirety as follows:

MFS may at times invest a significant percentage of the fund’s assets in short-term government securities, cash and/or cash equivalents. Cash equivalents include money market instruments and a money market fund advised by MFS.

Effective February 7, 2023, the following is added after the seventh paragraph of the sub-sections entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and under the main heading entitled “Investment Objective, Strategies, and Risks”:

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.